Investment Risks - NEW ALTERNATIVES FUND	Apr. 30, 2026
General Risk [Member]
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Risk [Text Block]	General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund.
Market Risk [Member]
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Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

Concentration Risk [Member]
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Concentration Risk. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the Alternative Energy industry. A downturn in this group of industries would have a larger impact on the Fund than on a fund that does not concentrate its investments.

New Technology Risk [Member]
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New Technology Risk. New technologies may not be cost effective, and the investment advisor may select a new technology that is not successful. It is also possible that interest in achieving a clean and sustainable environment may diminish. The potential advantages of new technologies may be slow in both development and recognition.

Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Political Risk [Member]
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Political Risk. Investments in Alternative Energy and Renewable Energy, and companies with environmental products and projects are subject to political priorities, changing government regulations and subsidies that may impact the value of their securities. There are also risks associated with the failure to enforce environmental law. For example, if the government reduces environmental regulation or its enforcement, companies that produce products designed to provide a clean environment, and in which the Fund invests, may be likely to prosper.

Foreign Company Risk [Member]
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Foreign Company Risk. Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) may involve more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

Yieldco Risk [Member]
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YieldCo Risk. Investments in securities of YieldCos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the YieldCo and the sponsor of the YieldCo. YieldCo securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards YieldCos or the Renewable Energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of YieldCos, generally measured in terms of distributable cash flow). Prices of YieldCo securities also can be affected by fundamentals unique to the company, including the robustness and consistency of its earnings and its ability to meet debt obligations including the payment of interest and principal to creditors. YieldCos may distribute all or substantially all of the cash available for distribution, which may limit new acquisitions and future growth. Changes to the current tax code could result in greater tax liabilities, which would reduce a YieldCo’s distributable cash flow.

Adr Risk [Member]
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ADR Risk. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs may entail the special risks of international investing, including currency exchange fluctuations, governmental regulations, and the potential for political and economic instability.

Midcap Risk [Member]
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Mid-Cap Risk. The Fund is subject to the risk that the stocks of mid-cap companies can be more volatile and riskier than the stocks of larger issuers. Mid-cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid-cap company stocks might fall regardless of trends in the broader market.

Smallcap Risk [Member]
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Small-Cap Risk. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider fluctuations in price thus creating a greater chance of loss than securities of larger capitalization companies.

Reit Risk [Member]
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REIT Risk. The Fund may invest in REITs. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs are subject to numerous qualification requirements and could possibly fail to qualify for pass-through of income treatment under the Internal Revenue Code of 1986, as amended. Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

Mlp Risk [Member]
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MLP Risk. The Fund may invest in MLPs. The Fund’s investment in one or more MLPs is limited to no more than 25% of the Fund’s assets. MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the “SEC”) and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to energy industries or other natural resources, but they also may finance other projects. To the extent that a MLP’s interests are all concentrated in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Is This Fund For You?

Investing in the Fund is not a complete investment program. The Fund may appeal to investors with an interest in Alternative Energy, Renewable Energy, environmental sustainability and social responsibility. Please understand that social responsibility is a subjective concept that is interpreted by the investment advisor and may limit the number of companies eligible for investment by the Fund.